SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Foreign Currency Balances
	2018	2017	2016
Year end RMB: US$ exchange rate	6.8785	6.5342	6.9370
Average yearly RMB: US$ exchange rate	6.6200	6.7518	6.6401

Schedule of Restricted Cash	The following represents a reconciliation of cash and cash equivalents in the condensed consolidated balance sheet to total cash, cash equivalents and restricted cash in the condensed consolidated statement of cash flows:

	December 31,	December 31,
	2018	2017
Cash and cash equivalents	3,444,421	950,225
Restricted cash	4,070,655	7,192,928
Total cash, cash equivalents and restricted cash in the statement of cash flows	7,515,076	8,143,153

Schedule of Property, Plant and Equipment,Estimated Useful life
Depreciation is provided over their estimated useful lives, using the straight-line method. Estimated useful lives are as follows:

Plant, buildings and improvements	5 ~ 20 years
Machinery and equipment	5 ~ 20 years
Motor vehicles	5 years
Office Equipment	5 ~ 10 years